Condensed Statements of Changes in Stockholders Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series A 1 A 2 A 3 A 4 [Member]	Preferred Stock Series B B 1 [Member]	Preferred Stock Series B 2 B 3 [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 0	$ 62	$ 124	$ 0	$ 9	$ 19,054,234	$ (31,886,036)	$ (12,831,606)
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	0	6,247,695	12,434,500	5,812,809	905,685
Preferred stock dividend payable					$ 0	0	(287,315)	(287,315)
Share-based compensation					0	23,122	0	23,122
Net income (loss)					0	0	(936,088)	(936,088)
Ending balance, value at Mar. 31, 2022	$ 0	$ 62	$ 124	$ 0	$ 9	19,077,356	(33,109,439)	(14,031,887)
Shares, Outstanding, Ending Balance at Mar. 31, 2022	0	6,247,695	12,434,500	5,812,809	905,685
Beginning balance, value at Dec. 31, 2021	$ 0	$ 62	$ 124	$ 0	$ 9	19,054,234	(31,886,036)	(12,831,606)
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	0	6,247,695	12,434,500	5,812,809	905,685
Net income (loss)								(4,490,950)
Ending balance, value at Jun. 30, 2022	$ 0	$ 0	$ 0	$ 0	$ 78	41,032,001	(36,792,509)	4,239,570
Shares, Outstanding, Ending Balance at Jun. 30, 2022	0	0	0	0	7,821,515
Beginning balance, value at Mar. 31, 2022	$ 0	$ 62	$ 124	$ 0	$ 9	19,077,356	(33,109,439)	(14,031,887)
Shares, Outstanding, Beginning Balance at Mar. 31, 2022	0	6,247,695	12,434,500	5,812,809	905,685
Preferred stock dividend payable							(128,208)	(128,208)
Share-based compensation						701,505		701,505
Net income (loss)							(3,554,862)	(3,554,862)
Issuance of warrants						1,280		1,280
Exercise of convertible note warrants					1	(1)	0	0
Conversion of preferred dividends payable to common stock					10	4,272,411		4,272,420
Conversion of preferred stock to common stock		$ (62)	$ (124)		$ 33	7,102,441		7,102,287
Stock Issued During Period, Shares, Conversion of Convertible Securities		(6,247,695)	(12,434,500)	(5,812,809)	3,279,117
Conversion of accrued interest on promissory notes					$ 4	1,855,154		1,855,158
Issuance of common stock and warrants related to IPO, net issuance costs					22	8,552,318		8,552,340
Issuance of warrants						(530,463)		(530,463)
Exercise of Convertible Note Warrants, Shares					60,408
Conversion of Preferred Dividends Payable to Common Stock, Shares					984,537
Conversion of Accrued Interest on Promissory Notes, Shares					426,768
Issuance of Common Stock and Warrants Related to IPO Net Issuance Costs, Shares					2,165,000
Ending balance, value at Jun. 30, 2022	$ 0	$ 0	$ 0	$ 0	$ 78	41,032,001	(36,792,509)	4,239,570
Shares, Outstanding, Ending Balance at Jun. 30, 2022	0	0	0	0	7,821,515
Beginning balance, value at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 0	$ 79	41,596,032	(39,370,153)	2,225,958
Shares, Outstanding, Beginning Balance at Dec. 31, 2022	0	0	0	0	7,861,515
Share-based compensation						82,531		82,531
Net income (loss)					0	0	(1,183,460)	(1,183,460)
Proceeds from sale of Series A preferred stock	$ 1,000							1,000
Preferred Stock Redemption Discount, Shares	1
Redemption of Series A Preferred stock	$ (1,000)							(1,000)
Preferred Stock Redemption Premium, Shares	(1)
Ending balance, value at Mar. 31, 2023	$ 0	$ 0	$ 0	$ 0	$ 79	41,678,563	(40,553,613)	1,125,029
Shares, Outstanding, Ending Balance at Mar. 31, 2023	0	0	0	0	7,861,515
Beginning balance, value at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 0	$ 79	41,596,032	(39,370,153)	2,225,958
Shares, Outstanding, Beginning Balance at Dec. 31, 2022	0	0	0	0	7,861,515
Net income (loss)								(2,648,017)
Ending balance, value at Jun. 30, 2023	$ 0	$ 0	$ 0	$ 0	$ 82	42,028,310	(42,018,169)	10,223
Shares, Outstanding, Ending Balance at Jun. 30, 2023	0	0	0	0	8,200,875
Beginning balance, value at Mar. 31, 2023	$ 0	$ 0	$ 0	$ 0	$ 79	41,678,563	(40,553,613)	1,125,029
Shares, Outstanding, Beginning Balance at Mar. 31, 2023	0	0	0	0	7,861,515
Share-based compensation					$ 0	136,631	0	136,631
Net income (loss)							(1,454,557)	(1,464,557)
Issuance of warrants						37,500		37,500
Issuance of common shares					$ 3	175,616		175,619
Stock Issued During Period, Shares, New Issues					339,360
Ending balance, value at Jun. 30, 2023	$ 0	$ 0	$ 0	$ 0	$ 82	$ 42,028,310	$ (42,018,169)	$ 10,223
Shares, Outstanding, Ending Balance at Jun. 30, 2023	0	0	0	0	8,200,875